DEFERRED INCOME - Changes in contractual liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
DEFERRED INCOME
Balance at the beginning of period	R$ 499,035	R$ 532,207
Additions	6,901,785	6,762,607
Write-offs, net	(6,871,641)	(6,795,779)
Balance at the end of period	529,179	R$ 499,035
Current	479,728
Non-current	R$ 49,451